Tax matters - Net operating and Capital losses carryforward (Details) - Capital losses carryforward $ in Millions	Dec. 31, 2018 MXN ($)
Detail of deferred tax assets and liabilities
Loss amount	$ 8,943
Deferred tax assets	2,683
2026
Detail of deferred tax assets and liabilities
Loss amount	2,587
Deferred tax assets	776
2027
Detail of deferred tax assets and liabilities
Loss amount	3,048
Deferred tax assets	914
2028
Detail of deferred tax assets and liabilities
Loss amount	3,308
Deferred tax assets	$ 993